Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2024	Mar. 31, 2023
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 14,874	¥ 12,932
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	14,874	12,932
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(11,525)	(10,476)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,065)	(821)
Derivative assets, Net amounts	[1]	2,284	1,635
Receivables under resale agreements, Gross amounts recognized	[1]	20,535	11,695
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	20,535	11,695
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(19,431)	(10,565)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	1,103	1,130
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,352	1,892
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	2,352	1,892
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(2,261)	(1,866)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	91	26
Financial assets, Gross amounts recognized, Total	[1]	37,761	26,519
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	37,761	26,519
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(33,217)	(22,907)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,065)	(821)
Financial assets, Net amounts, Total	[1]	3,478	2,791
Derivative liabilities, Gross amounts recognized	[1]	14,918	12,896
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	14,918	12,896
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(10,941)	(10,141)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,137)	(843)
Derivative liabilities, Net amounts	[1]	2,840	1,912
Payables under repurchase agreements, Gross amounts recognized	[1]	38,105	25,737
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	38,105	25,737
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(36,842)	(25,113)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	1,262	624
Payables under securities lending transactions, Gross amounts recognized	[1]	1,350	886
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,350	886
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,298)	(755)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	52	131
Other liabilities, Gross amounts recognized	[1],[8]	71
Other liabilities, Gross amounts offset on the balance sheet	[1],[8]	0
Other liabilities, Net amounts presented on the balance sheet	[1],[2],[8]	71
Other liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5],[8]	(60)
Other liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4],[8]	0
Other liabilities, Net amounts	[1],[8]	11
Financial liabilities, Gross amounts recognized, Total	[1]	54,444	39,519
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	54,444	39,519
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(49,142)	(36,009)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,137)	(843)
Financial liabilities, Net amounts, Total	[1]	¥ 4,166	¥ 2,667

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥12,574 billion and ¥12,432 billion, respectively, at March 31, 2023, and ¥13,930 billion and ¥13,933 billion, respectively, at March 31, 2024.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,587 billion and ¥25,147 billion, respectively, at March 31, 2023, and ¥19,470 billion and ¥37,042 billion, respectively, at March 31, 2024.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥1,892 billion and ¥758 billion, respectively, at March 31, 2023, and ¥2,352 billion and ¥1,303 billion, respectively, at March 31, 2024.
[8]	Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.